PROPERTY AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	$ 2,227
Balance at end of year	1,816	$ 2,227
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	4,524	4,351	$ 4,013
Additions during year	67	173	338
Deletions during year
Balance at end of year	4,591	4,524	4,351
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	200	200	198
Additions during year	7		2
Deletions during year
Balance at end of year	207	200	200
Cost [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	764	755	489
Additions during year	31	9	266
Deletions during year
Balance at end of year	795	764	755
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	1,532	1,368	1,298
Additions during year	29	164	70
Deletions during year
Balance at end of year	1,561	1,532	1,368
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,028	2,028	2,028
Additions during year
Deletions during year
Balance at end of year	2,028	2,028	2,028
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,297	1,846	1,408
Additions during year	478	451	438
Deletions during year
Balance at end of year	2,775	2,297	1,846
Accumulated depreciation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	82	60	25
Additions during year	13	22	35
Deletions during year
Balance at end of year	95	82	60
Accumulated depreciation [member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	498	438	408
Additions during year	63	60	30
Deletions during year
Balance at end of year	561	498	438
Accumulated depreciation [member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	982	829	670
Additions during year	185	153	159
Deletions during year
Balance at end of year	1,167	982	829
Accumulated depreciation [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	735	519	305
Additions during year	217	216	214
Deletions during year
Balance at end of year	952	735	519
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,227	2,505	2,605
Balance at end of year	1,816	2,227	2,505
Net book value [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	118	140	173
Balance at end of year	112	118	140
Net book value [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	266	317	81
Balance at end of year	234	266	317
Net book value [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	550	539	628
Balance at end of year	394	550	539
Net book value [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	1,293	1,509	1,723
Balance at end of year	$ 1,076	$ 1,293	$ 1,509